Annual Total Returns[BarChart] - Nationwide WCM Focused Small Cap Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.24%)	17.72%	36.85%	11.25%	(4.90%)	23.07%	13.56%	(8.84%)	28.58%	0.93%